Related Party Transactions (Details) - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Mar. 18, 2025
Related Party Transactions [Line Items]
Purchase of hardware			$ 8,480
Beijing Baihengda [Member]
Related Party Transactions [Line Items]
Equity ownership percentage				10.00%